Semiannual Report

International
Equity Index
Fund

April 30, 2002

T. Rowe Price

Report Highlights
--------------------------------------------------------------------------------

International Equity Index Fund

o    International stocks enjoyed their best six-month period since March 2000.

o The portfolio participated in the upturn with a gain of more than 5% for the six months, while 12-month performance was negative, reflecting last year's weakness.

o Once again, cyclical and value stocks outperformed growth in an environment that was particularly painful for the telecommunications sector.

o We remain confident that our low-cost approach to a broadly diversified international portfolio will benefit shareholders over time.

     REPORTS ON THE WEB

     Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log on to your account at www.troweprice.com for more information.

Fellow Shareholders

It is now just over two years since global markets peaked at the height of the technology bubble. In this difficult phase for most equity investors, the half-year ended April 30, 2002, has been the first six-month stretch since March 2000 that international stock markets overall have not fallen. During this more settled period, the major markets of Europe and Japan witnessed modest recoveries.

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 4/30/02                             6 Months            12 Months
--------------------------------------------------------------------------------

International Equity
Index Fund                                            5.16%             -14.24%

FTSE Developed ex North
America Index                                         5.51               -13.62
--------------------------------------------------------------------------------

     The objective of the fund is to match the performance of the FTSETM Developed ex North America Index, a broadly diversified stock market index based on the market capitalization of more than 1,000 predominantly larger companies listed in 21 countries (the index's performance reflects no operational costs or management fees). The index's major markets include the U.K., Japan, and developed countries in Europe and the Pacific Rim. It is constructed by selecting the countries it covers, sorting the market in each country by industry groups, and targeting a significant portion of the stocks in these groups for inclusion. The fund attempts to replicate the index by investing in the stocks included in the index in proportion to their weighting. As of April 30, the fund held 876 of the 1,080 stocks in the index. Complete replication is dependent on the fund achieving a larger asset size. In the interim, we attempt to minimize stock-specific risk and to substantially match the country and industry exposures of the index. At the end of April, Europe represented 72% of net assets, Japan 20%, and Pacific ex-Japan 7%. Financial stocks were the largest sector weighting at 25.1% of assets, followed by consumer discretionary stocks (12.4%), health care (9.0%), energy and consumer staples (8.5% each), and industrials and business services (8.1%). A breakdown of the portfolio by country and industry diversification can be found in the accompanying tables and in the Statement of Net Assets section following the letter.

MARKET REVIEW

     After the trauma of last September and the subsequent stock market upturn, investors have been focusing on the timing and likely shape of the economic recovery. The fears of the fourth quarter of 2001 were replaced by growing confidence during the first quarter of 2002, fueled by robust economic figures around the world. The proponents of a stronger recovery could point to the sharp declines in interest rates in most regions and the rebuilding of inventories. First-quarter growth turned out to be stronger than many had anticipated-but much of this seems to have been due to inventory rebuilding, backed by moderate growth in final sales.

Pie Chart: Geographic Diversification
--------------------------------------------------------------------------------

Europe                                                             71

Japan                                                              19

Far East                                                            8

Other and Reserves                                                  4
--------------------------------------------------------------------------------

Based on net assets as of 4/30/02.


     Looking at various developed international markets, those in the Pacific outside of Japan fared the best, as they are most leveraged to anticipated economic recovery. European markets generally turned in good performance. The Japanese economy has marched to a different and more subdued drummer than the rest of the world for the last decade-yet even there, data have suggested some faint signs of possible economic recovery on the horizon, resulting in a neutral return over the six months.

ECONOMIC REVIEW

     Europe

     By most indications, a modest economic recovery in Europe should continue throughout the remainder of 2002. Interest rates have been relatively low but may increase unless evidence of moderate inflation subsides. Among the regions represented in your portfolio, Europe has been the most successful in following the U.S. model of enhancing shareholder value. Progress has been made on restructuring corporations, and this trend is likely to continue as governments attempt to create a more efficient business environment over time.

Industry Diversification
--------------------------------------------------------------------------------

                                                       Percent of Net Assets
                                                  10/31/01              4/30/02
--------------------------------------------------------------------------------

Financials                                            27.0%                25.1%

Consumer Discretionary                                12.3                 12.4

Health Care                                            9.8                  9.0

Energy                                                 8.5                  8.5

Consumer Staples                                       7.9                  8.5

Industrials and Business Services                      8.6                  8.1

Telecommunications Services                            8.0                  6.7

Information Technology                                 6.9                  6.3

Materials                                              5.4                  5.8

Utilities                                              5.2                  4.7

Trusts                                                --                    4.4

Reserves                                               0.4                  0.5
--------------------------------------------------------------------------------

Total                                                100.0%               100.0%

--------------------------------------------------------------------------------

     Japan

     The Japanese economy remains effectively in a recession, and weak external demand because of the global economic slowdown last year has worsened the situation within the country. The government has indicated its willingness to be more flexible on fiscal spending than has been the case until now. Critical reform in the banking sector, however, has stalled primarily for political reasons, and this situation is likely to continue. Substantial, sustained economic growth requires a complete cleanup in the banking industry, including bad loan write-offs, the adoption of global accounting standards in the corporate arena, and the elimination of cross-held shares among corporations. Unfortunately, we do not see conditions improving significantly over the foreseeable future.

     Pacific Ex-Japan

     Strong export performance was evident over the past six months, and this will be the catalyst for continued economic recovery, especially in Hong Kong and Singapore. Most of these markets are dependent on the strength of the U.S. economy, and signs of recovery there as well as in Europe have encouraged investors in Asian equities. In addition, the Australian economy has performed well on a domestic basis. The magnitude of the rebound throughout the region will partly depend on a pickup in domestic consumption and investment. As long as the U.S. recovery does not stall later this year, conditions throughout Asia should continue to improve.

PORTFOLIO REVIEW

     Europe

     The markets in Europe generally performed quite well over the six months ended April 30. Financial stocks stood out across economic sectors. Retail banks such as Royal Bank of Scotland and HSBC Holdings fared the best as the U.K. economy remained steady, while firms with higher capital market exposure, such as Credit Suisse Group, did worse. BNP Paribas, the largest bank in France, also turned in a strong, steady performance. Continued consumer strength and auto sales that were more robust than expected led the advance in the consumer discretionary sector. Shares of carmaker DaimlerChrysler and consumer device maker Philips Electronics rallied following their September lows. However, concerns over debt levels and management strategy at media giant Vivendi Universal muted the sector's return.

Market Performance
--------------------------------------------------------------------------------
                                                     Local
Six Months                                        Currency
Ended                             Local           vs. U.S.                 U.S.
4/30/02                           Currency         Dollars              Dollars
--------------------------------------------------------------------------------

France                            4.04%               0.04%                4.09%

Germany                           10.76               0.04                10.81

Hong Kong                         25.83               0.01                25.84

Italy                             6.36                0.04                 6.41

Japan                             6.32               -4.67                 1.35

Mexico                            31.10              -1.31                29.38

Netherlands                       11.77               0.04                11.82

Singapore                         30.18               0.69                31.08

Sweden                            -1.02               3.50                 2.45

Switzerland                       10.10               0.79                10.97

United Kingdom                    4.44                0.21                 4.66
--------------------------------------------------------------------------------

Source: RIMES Online, using MSCI indices.


     Consumer staples stocks often hold up in uncertain times, and this period was no exception. Beverage and food concern Diageo climbed steadily in the presence of a management's substantial share buyback program. Nestle delivered good results as investors responded to the company's robust sales and earnings growth diversified across product and region. Oil prices rose due to supply risks from Mideast turmoil and questions about potential combat in Iraq. In addition, economic recovery painted a better demand picture. Energy stocks responded positively, and BP was the leader over the period. The worst sector was telecommunications services. Very high debt levels from bidding wars for third-generation (3G) wireless licenses, concerns about the reality of next-generation wireless business, and an evident flattening in wireless penetration weighed down stock prices. Vodafone, which unlike many of the companies in the sector has a healthy balance sheet, fell particularly hard on wireless revenue and profitability concerns. mm02, the new mobile spin-off from BT Group, also dropped. High debt levels and rising competitive concerns hit Deutsche Telekom particularly hard. The telecom services problems spilled over to the technology sector, where telecom equipment providers Nokia and LM Ericsson suffered sharp declines on reduced prospects for wireless infrastructure and mobile handset sales. Outside of telecom equipment, the technology sector performed reasonably over the period. The semiconductor industry started to recover as inventories were replenished from very low levels. It remains to be seen whether end demand can maintain the momentum.

     Japan

     Signs of a global economic rebound, a government crackdown on short selling, and equity purchases by government-controlled pension funds all drove a sharp late-winter rally in Japanese stocks. Despite the rally, Japan contributed a neutral return over the six-month period. The consumer discretionary sector was a strong performer on the backs of consumer electronics and auto stocks. Sony powered ahead after earlier losses, based on some signs of earnings recovery and restructuring efforts. Toyota Motor and Honda Motor, which are among the financially strongest Japanese companies, performed well due to unexpectedly robust demand bolstered by a declining yen. Nissan Motor shares almost doubled in price as comprehensive restructuring bore fruit and a strong product cycle kicked into gear. On the downside, Fast Retailing hurt the portfolio as the company cut profit forecasts by one-third. Technology stocks did well, with Canon leading the way. Chipmakers Rohm and Toshiba and semiconductor equipment supplier Tokyo Electron all rose with the global replenishment of semiconductor inventories. Hitachi also advanced as it announced plans to reduce industry capacity by combining parts of its semiconductor business with those of Mitsubishi Electric in a joint venture. The materials sector added to performance on prospects for global economic recovery.

     Financial stocks in Japan performed poorly over the period. Large banks UFJ Holdings, Sumitomo Mitsui Banking, and Mizuho Holdings all fell despite a sharp rally in early March, as high levels of bad debt combined with dim prospects for real financial system restructuring darkened investor sentiment. In addition, Mizuho suffered a series of embarrassing computer system problems in its commercial lending unit. These glitches further eroded confidence, raised government ire, and brought into focus the general lack of progress in integrating the separate banks from which these super banks were formed through recent mergers. Utilities, including Tokyo Electric Power, Chubu Electric Power, and Tohoku Electric Power, also did poorly. This was caused by the continued decline of Japanese economic activity, which hurt sales, and competitive pressure from deregulation, which is reducing pricing power.

     Pacific Ex-Japan Singapore and Hong Kong delivered powerful returns, mainly driven by prospects for strong export performance, which will be the catalyst for continued economic recovery. Australia and New Zealand posted less exuberant but still solid returns. As in Europe, financial stocks were the most important contributors. National Australia Bank moved upward on growing interest income, cost savings, and share repurchases. Commonwealth Bank of Australia also rose, thanks to an economic tailwind. In Singapore, United Overseas Bank gained on an outlook for increased lending due to signs of global economic recovery and cost savings from its merger with Overseas Union Bank. Real estate developers Sun Hung Kai Properties and Cheung Kong Holdings also rose, since a stronger global economy generally increases the value of Hong Kong real estate. Industrials contributed for similar reasons, driven by Hong Kong conglomerate Hutchison Whampoa. Singapore Airlines staged a powerful recovery from its post-September 11 lows, driving above earlier levels. Within materials, Australian stocks were particularly good investments. Orica, a diversified chemical supplier, moved up strongly on efficiency improvements and robust sales. Shares of mining firm BHP Billiton were helped by the effect of rising oil prices on its growing petroleum operations. The good results extended even to the recently battered technology sector, where Singapore's Creative Technology surged after results beat expectations and because of prospects for a large sale of its PC sound cards to Hewlett-Packard. There were a few laggards in this otherwise upbeat region, especially in Australian health care. Services stock Mayne Group sank after management made large cuts to profit forecasts, raising questions of management credibility. CSL suffered due to prospects for increased competition in its blood plasma products operations after rivals Bayer and Aventis agreed to team up.

INVESTMENT OUTLOOK

     The broad economic background remains uncertain but with expectations for a moderate recovery in the U.S. and Europe after the robust first quarter. Growth may be muted in the medium term, given the stretched condition of the U.S. consumer, who remains an important driver of world growth. In Japan, stabilization rather than clear recovery is likely because of the magnitude of the problems still facing the country. There are signs that the authorities are beginning to respond to the economic crisis with a looser monetary policy and a bias toward a weaker yen. These measures should allow the government to advance its so-called reform program to some degree, but they are probably not sufficient to propel the country strongly out of its decade-long recession. Stock valuations around the world are reasonable but not at bargain levels, although some of the traditional growth sectors have become more attractive while some cyclical and defensive sectors look more expensive. Interest rates currently are low in many countries, providing a favorable backdrop for business expansion and profits. Additionally, low rates on fixed-income investments appear to be drawing investors back to the equity markets. We remain confident that our low-cost approach to a broadly diversified international portfolio will benefit our shareholders over time.

     Respectfully submitted,

     Raymond A. Mills
     President and chairman of the fund's Investment Advisory Committee

     May 17, 2002

     The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS

                                                           Percent of
                                                           Net Assets
                                                              4/30/02
--------------------------------------------------------------------------------

BP, United Kingdom                                                2.8%

Shell Transport & Trading/Royal Dutch Petroleum,
United Kingdom/Netherlands                                        2.5

GlaxoSmithKline, United Kingdom                                   2.1

Novartis, Switzerland                                             1.7

HSBC Holdings, United Kingdom                                     1.6
--------------------------------------------------------------------------------

TotalFinaElf, France                                              1.5

Vodafone, United Kingdom                                          1.4

iShares MSCI Japan, Japan                                         1.3

Nestle, Switzerland                                               1.3

AstraZeneca, United Kingdom                                       1.2
--------------------------------------------------------------------------------


iShares MSCI EMU, Foreign/Europe                                  1.1

Nokia, Finland                                                    1.1

Toyota Motor, Japan                                               1.0

iShares MSCI United Kingdom, United Kingdom                       1.0
--------------------------------------------------------------------------------

Lloyds TSB, United Kingdom                                        0.9

Roche, Switzerland                                                0.9

UBS, Switzerland                                                  0.9

Barclays, United Kingdom                                          0.8

Aventis, France                                                   0.8
--------------------------------------------------------------------------------

Siemens, Germany                                                  0.8

ING Groep, Netherlands                                            0.7

Telefonica, Spain                                                 0.7

Allianz, Germany                                                  0.7

Diageo, United Kingdom                                            0.7
--------------------------------------------------------------------------------

Total                                                            30.6%
--------------------------------------------------------------------------------

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.


T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

     INTERNATIONAL EQUITY INDEX FUND
     ---------------------------------------------------------------------------
                                                     Index             IXF-Line
--------------------------------------------------------------------------------

11/30/00                                             10000                10000

4/01                                                  9565                 9540

4/02                                                  8263                 8181
--------------------------------------------------------------------------------

Average Annual Compound Total Return
--------------------------------------------------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


     Periods                           Since      Inception
     Ended 4/30/02                     1 Year      Inception                Date
     ---------------------------------------------------------------------------

     International Equity
     Index Fund                        -14.2        -13.25%            11/30/00
     ---------------------------------------------------------------------------

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.


T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Unaudited

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                  6 Months             11/30/00
                                                     Ended              Through
                                                   4/30/02             10/31/01
--------------------------------------------------------------------------------

  NET ASSET VALUE
  Beginning of period                                 7.78                10.00

  Investment activities
     Net investment
     income (loss)                                    0.04                 0.10

     Net realized and unrealized
     gain (loss)                                      0.36                (2.32)

     Total from investment
     activities                                       0.40                (2.22)

  Distributions

     Net investment income                           (0.07)                --

  NET ASSET VALUE
  End of period                                 $     8.11           $     7.78

  Ratios/Supplemental Data
  Total return(diamond)                               5.16%             (22.20)%

  Ratio of total expenses to
  average net assets                                0.50%!               0.50%!

  Ratio of net investment income
  (loss) to average net assets                      1.32%!               1.51%!

  Portfolio turnover rate                           41.6%!               63.1%!

  Net assets, end of
  period (in thousands)                             11,654                7,502
--------------------------------------------------------------------------------

(diamond)       Total return reflects the rate that an investor would have earned on an investment in the fund during each period,
                assuming reinvestment of all distributions and payment of no redemption or account fees.
        !       Annualized

The accompanying notes are an integral part of these financial statements.


T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Unaudited                                                         April 30, 2002

Portfolio of Investments                                Shares            Value
--------------------------------------------------------------------------------
                                                                In thousands

  FOREIGN/EUROPE  1.1%

  Common Stocks  1.1%

  iShares MSCI EMU (USD)                             2,300                  126

  Total Foreign/Europe (Cost $123)                     126

  FOREIGN/PACIFIC EX-JAPAN                                                  0.3%

  Common Stocks                                                             0.3%

  iShares Pacific ex-Japan Index (USD)                 600                   34

  Total Foreign/Pacific ex-Japan (Cost $34)                                  34


  AUSTRALIA                                                                 3.5%

  Common Stocks                                                             3.4%

  Amcor                                                903                    4

  AMP                                                1,419                   14

  AMP Diversified Property Trust                       345                    0

  Australia & New Zealand Banking                    1,839                   19

  Australian Foundation Investment                     671                    1

  Australian Gas Light                                 560                    3

  Bank of Western Australia                              5                    0

  BHP Billiton                                       6,038                   35

  Brambles Industries                                1,388                    8

  Caltex Australia *                                   119                    0

  Coca Cola Amatil                                   1,019                    3

  Cochlear Limited                                      74                    2

  Coles Myer                                         1,750                    7

  Commonwealth Bank of Australia                     2,017                   36

  Computershare                                      1,158                    2

  CSL                                                  374                    8

  CSR                                                1,413                    5

  Foodland Associated                                  646                    6

  Fosters Brewing                                    3,068                    8

  Gandel Retail Trust                                  310                    0

  General Property Trust                             2,269                    3

  Goodman Fielder                                    4,888                    4

  Harvey Norman                                      2,608                    5

  Iluka Resources                                      116                    0

  iShares MSCI Australia (USD)                         700           $        7

  James Hardie Industries                              470                    2

  John Fairfax                                         156                    0

  Lend Lease                                           236                    1

  Lion Nathan                                          914                    2

  Macquarie Bank                                       221                    4

  Macquarie Infrastructure Group                       658                    1

  Mayne Group                                        2,625                    5

  MIM                                                2,766                    2

  Mirvac                                             1,426                    3

  National Australia Bank                            2,574                   48

  National Foods                                     1,643                    3

  National Mutual                                    1,838                    3

  Newcrest Mining                                      980                    3

  News Corporation                                   2,233                   15

  NRMA Insurance                                     2,026                    4

  One Telephone *                                    9,822                    0

  Orica                                              1,230                    5

  Origin Energy                                      2,350                    4

  Pacific Dunlop                                       518                    2

  Pasminco *                                           601                    0

  Publishing & Broadcasting                             71                    0

  Qantas Airways                                       569                    1

  QBE Insurance                                        735                    3

  Rio Tinto                                            484                    9

  Santos                                               924                    3

  Seven Network                                         80                    0

  Southcorp                                          1,152                    4

  St. George Bank                                      482                    5

  Stockland Trust                                      839                    2

  Suncorp Metway                                       147                    1

  Tabcorp                                              286                    2

  Telstra                                            2,678                    7

  Transurban                                           732                    2

  Wesfarmers                                           789                   12

  Westfield Holdings                                   715                    6


  Westfield Trust                                    2,088                    4

  Westpac Banking                                    2,918           $       25

  WMC                                                1,195                    6

  Woodside Petroleum                                   658                    5

  Woolworths                                         2,194                   16

                                                                            400

  Preferred Stocks  0.1%

  News Corporation                                   2,268                   12

                                                                             12

  Total Australia (Cost $391)                                               412


  AUSTRIA  0.4%

  Common Stocks  0.4%

  Andritz                                               14                    0

  Austrian Airlines                                      9                    0

  BBAG                                                  29                    2

  Bohler-Uddeholm                                       31                    2

  Brau-Union                                            30                    2

  BWT                                                    7                    0

  CA Immobilien Anlagen *                               18                    0

  DIE ERSTE Immobilien *                                 2                    0

  Erste Bank                                           198                   15

  EVN                                                   35                    2

  Flughafen Wien                                         7                    0

  Immofinanz Immobilien Anlagen *                    1,070                    5

  Lenzing                                                1                    0

  Mayr-Melnhof Karton                                   26                    2

  OMV                                                   34                    3

  Palfinger                                             34                    1

  Semperit Holdings                                     22                    0

  Telekom Austria *                                    131                    1

  UNIQA Versicherungen                                  68                    1

  VA Technologie                                         8                    0

  Verbund                                                8                    1

  Voest-Alpine                                          33                    1

  Wienerberger                                         205                    3

  Total Austria (Cost $35)                                                   41


  BELGIUM  1.1%

  Common Stocks  1.1%

  Ackermans & Van Haaren                                21           $        1

  Agfa Gevaert *                                       732                   12

  Almanij                                              113                    4

  Bekaert                                               40                    2

  CNP                                                    9                    1

  Colruyt                                               14                    1

  D'Ieteren                                             14                    3

  Delhaize Le Lion                                     117                    6

  Dexia                                              1,259                   21

  Electrabel                                            53                   12

  Fortis                                             1,509                   35

  G.I.B.                                                40                    1

  Gevaert                                              104                    4

  Groupe Bruxelles Lambert                             118                    6

  Interbrew *                                          277                    8

  KBC Bank                                              79                    3

  Mobistar *                                            18                    0

  Solvay                                                37                    2

  Tessenderlo Chemie                                    51                    1

  UCB                                                  194                    7

  Union Miniere                                         17                    1

  Total Belgium (Cost $129)                                                 131


  DENMARK  0.7%

  Common Stocks  0.7%

  Carlsberg (Series A)                                  39                    2

  Carlsberg (Series B)                                  13                    1

  Codan                                                 12                    0

  Coloplast                                             40                    3

  Copenhagen Airports                                   17                    1

  Danisco                                              176                    6

  Danske Bank                                        1,525                   27

  FLS Industries                                         1                    0

  GN Great Nordic *                                    241                    1

  Group 4 Falck                                         22           $        3

  H. Lundbeck                                          275                    6

  ISS *                                                 58                    3

  Jyske Bank *                                         168                    4

  Navision *                                            14                    0

  NEG Micon *                                           53                    2

  NKT                                                   87                    1


  Novo
  Nordisk (miscellaneous footnote symbol)              474                   14

  Novozymes                                             36                    1

  TDC A/S                                              156                    4

  Topdanmark *                                          20                    1

  Vestas Wind
  Systems (miscellaneous footnote symbol)              186                    6

  William Demant *                                      26                    1

  Total Denmark (Cost $93)                                                   87


  FINLAND  1.5%

  Common Stocks  1.5%

  Elisa Communications *                               202                    2

  Fortum                                               970                    5

  Metso                                                 90                    1

  Nokia                                              7,591                  123

  Sampo                                                604                    5

  Sonera *                                             694                    3

  Stora Enso                                         1,138                   14

  TietoEnator
  (miscellaneous footnote symbol)                      212                    5

  UPM- Kymmene                                         301                   11

  Total Finland (Cost $277)                                                 169


  FRANCE  9.5%

  Common Stocks  9.5%

  Accor                                                255                   10

  Alcatel                                            1,568                   20

  Assurances Generales
  de France                                             73                    4

  Aventis                                            1,290                   92

  AXA                                                2,783                   59

  BNP Paribas                                        1,441                   75

  Bouygues                                             296           $        9

  Canal Plus                                            69                    0

  Cap Gemini                                           204                   12

  Carrefour                                          1,159                   51

  Casino Guichard-Perrachon                             46                    4

  Castorama Dubois In
  vestissement                                          84                    5

  Christian Dior                                        89                    4

  Compagnie de Saint-Gobain                            138                   24

  Credit Agricole                                      399                    8

  Credit Lyonnais                                      369                   16

  Essilor                                              135                    5

  France Telecom                                       306                    7

  France Telecom, Warrants                             171                    2

  Groupe Danone                                        211                   28

  L'Air Liquide                                        134                   21

  L'Oreal                                              618                   48

  Lafarge                                              192                   18

  Lagardere S.C.A.                                     169                    8
  LVMH                                                 675                   35

  Michelin                                             153                    6

  Orange *                                             954                    5

  Pechiney                                              88                    4

  Pernod-Ricard                                         80                    7

  Peugeot                                              265                   13

  Pinault Printemps Redoute                            155                   18

  Renault                                              182                    8

  Rexel                                                 13                    1

  Sanofi-Synthelabo                                    603                   39

  Schneider Electric                                   549                   26

  Societe Generale                                     685                   47

  Societe Television Francaise 1                       224                    6

  Sodexho Alliance                                     159                    6

  STMicroelectronics                                 1,077                   33

  Suez                                               1,888                   56

  Thales                                               119                    5

  Thomson Multimedia *                                 300                    8

  TotalFinaElf (Class B)                             1,142                  173

  Valeo                                                137           $        6

  Vinci                                                 63                    4

  Vivendi Environment                                  218                    7

  Vivendi Universal                                  1,973                   63

  Total France (Cost $1,220)                         1,106

  GERMANY                                                                   7.1%

  Common Stocks                                                             7.1%

  Adidas-Salomon                                        80                    5

  Allianz                                              340                   80

  Altana                                               166                    9

  AMB                                                   19                    2

  BASF *                                               879                   38

  Bayer (miscellaneous footnote symbol)              1,125                   37

  Bayer Hypo-und Vereinsbank                            84                    3

  Bayerische Vereinsbank                               413                   15


  Beiersdorf                                           109                   13

  BMW                                                  460                   18

  Commerzbank                                          489                    9

  Continental                                          362                    6

  DaimlerChrysler                                    1,657                   77

  Degussa                                               73                    2

  Deutsche Bank                                      1,008                   67

  Deutsche Lufthansa                                   272                    4

  Deutsche Post                                        352                    5

  Deutsche Telekom                                   4,788                   64

  E.On                                               1,121                   58

  Fresenius Medical Care                                52                    3

  Gehe                                                  50                    2

  Heidelberger Zement                                   30                    2

  Henkel                                                54                    3

  Infineon Technologies
  *(miscellaneous footnote symbol)                     405                    7

  Karstadt                                             123                    4

  Linde                                                 88                    4

  MAN (miscellaneous footnote symbol)                  106                    3

  Metro                                                279                    9

  MLP *                                                 93                    5

  Muenchener Rueckver                                  145           $       36

  Preussag                                             152                    4

  RWE                                                  634                   24

  SAP                                                  438                   57

  Schering                                             461                   28

  Siemens                                            1,445                   88

  ThyssenKrupp                                         413                    6

  Volkswagen                                           517                   26
                                                                            823

  Preferred Stocks  0.0%

  Henkel                                                84                    6

                                                                              6

  Total Germany (Cost $903)                                                 829


  GREECE  0.4%

  Common Stocks  0.4%

  Agriculture Bank of Greece *                          80                    1

  Alpha Bank                                           177                    2

  Alpha Investment *                                   287                    1

  Altec Information
  & Communications Systems                              54                    0

  Aspis Pronia General Insurance *                     265                    1

  Athens Water Supply & Sewage                          24                    0

  Attica Enterprises *                                  74                    0

  Avax Construction                                     20                    0

  Babis Vovos                                           10                    0

  Bank of Greece                                         6                    0

  Bank of Piraeus *                                    132                    1

  Commercial Bank of Greece                             77                    2

  Cosmote                                              220                    2

  Delta                                                193                    1

  EFG Eurobank Ergasias                                177                    2

  Egnatia Bank                                         229                    1

  Elais Oleaginous Products                              6                    0

  ETBA                                                 192                    1

  ETEBA                                                140                    1

  Ethniki General Insurance                             10                    0

  General Construction                                 190                    1

  Goody's                                                2           $        0

  Hellenic Bottling                                    169                    2

  Hellenic Duty Free Shops                              97                    1

  Hellenic Petroleum                                    92                    0

  Hellenic Sugar                                       170                    1

  Hellenic Telecommunications
  Organization                                         423                    7

  Hyatt Regency Hotels and
  Tourism                                               35                    0

  Iaso                                                 254                    2

  Info-Quest                                           215                    1

  Inform P. Lykos *                                    110                    1

  Interamerican Hellenic
  Life Insurance                                        59                    0

  Intracom                                              64                    0

  Lambrakis Press                                       59                    0

  Minoan Lines                                         379                    1

  N.B.G. Real Estate Development                        50                    0

  National Bank of Greece                              158                    3

  Panafon Hellenic Telecom                             741                    4

  Pouliades Associates                                 221                    1

  Public Power                                          50                    1

  Singular *                                           105                    0

  Technical Olympic                                    759                    2

  Tiletipos                                             21                    0

  Unisystems *                                          23                    0

                                                                             44

  Preferred Stocks  0.0%

  Delta                                                345                    2

  Motor Oil Hellas *                                    30                    0

                                                                              2

  Total Greece (Cost $60)                                                    46


  HONG KONG  2.4%

  Common Stocks  2.4%

  Amoy Properties                                    2,000                    2

  Bank of Fukvoka                                    2,400                    5

  Cathay Pacific Airways                             3,000                    5

  Cheung Kong Holdings                               3,000                   29

  Cheung Kong
  Infrastructure Holdings                            2,000                    3

  China Mobile (Hong Kong) *                         9,500           $       31

  China Overseas Land                                2,000                    0

  China Unicom *                                     6,000                    6

  Citic Pacific                                      1,000                    2

  CLP                                                2,200                    9

  CNOOC                                              3,500                    5

  Cosco Pacific                                      4,000                    3

  Dairy Farm (USD) *                                 4,500                    4

  First Pacific                                      6,000                    1

  Hang Lung Development                              1,000                    1

  Hang Seng Bank                                     1,100                   13

  Henderson Investor                                 2,000                    2

  Henderson Land Development                         1,000                    5

  Hong Kong & Shanghai Hotels                        5,000                    2

  Hong Kong & China Gas                              6,930                    9

  Hong Kong Electric                                 2,500                    9

  Hong Kong Land (USD)                               3,000                    5

  Hutchison Whampoa                                  5,000                   44

  Hysan Development                                  1,000                    1

  iShares MSCI Hong Kong (USD)                         500                    5

  Jardine Matheson (USD)                               400                    2

  Johnson Electric                                   4,500                    7

  Kerry Properties                                   1,500                    2

  Legend                                            12,000                    5

  Li & Fung                                          4,000                    6

  MTR                                                2,000                    3

  New World Development                              2,000                    2

  Pacific Century CyberWorks *                      16,000                    4

  Shangri-La Asia                                    2,000                    2

  Sino Land                                          4,000                    2

  South China Morning Post                           6,000                    4

  Sun Hung Kai Properties                            2,000                   17

  Swire Pacific (Class A)                            1,000                    6

  Wharf                                              2,000                    5

  Wheelock                                           1,000                    1

  Yue Yuen Industrial                                2,000                    5

  Total Hong Kong (Cost $296)                                               274


  IRELAND  0.7%

  Common Stocks  0.7%

  Allied Irish Banks                                 1,457                   19

  Bank of Ireland                                    1,642                   19

  CRH                                                  900                   16

  DCC                                                  250                    3

  Elan *                                               540                    6

  Independent News & Media                           1,873                    4

  Irish Life & Permanent                               589                    8

  Jefferson Smurfit (GBP)                            1,601                    4

  Kerry                                                249                    3

  Ryanair Holdings*                                    798                    4

  Total Ireland (Cost $94)                              86

  ITALY                                                                     3.7%

  Common Stocks                                                             3.7%

  Alitalia
  *(miscellaneous footnote symbol)                   1,919                    1

  Alleanza Assicurazioni                               606                    6

  Assicurazioni Generali                             2,254                   54

  Autostrade                                           962                    8

  Banca di Roma                                      1,214                    3

  Banca Fideuram                                       366                    3

  Banca Monte dei
  Paschi di Siena                                    1,260                    4

  Benetton                                             144                    2

  Bipop-Carire
  (miscellaneous footnote symbol)                    1,775                    3

  BNL                                                2,072                    5

  Bulgari                                              228                    2

  Enel                                               4,327                   26

  ENI                                                4,862                   75

  Fiat                                                 416                    5

  Finmeccanica *                                    13,215                   11

  Gruppo Editoriale L'Espresso                         521                    2

  HdP                                                1,053                    3

  Ifil (Ordinary shares)                               114                    1


  Ifil (Savings shares)                                 65                    0

  Intesa BCI *                                       5,742                   19

  Italcementi
  (miscellaneous footnote symbol)                       78           $        1

  Italgas                                              445                    4

  La Fondiaria Assicurazioni                           246                    1

  La Rinascente                                        890                    3

  Luxottica Group                                      192                    4

  Mediaset                                             788                    7

  Mediobanca                                           577                    6

  Mediolanum                                           222                    2

  Olivetti                                           8,629                   10

  Parmalat Finanziaria                                 699                    2

  Pirelli                                            3,398                    5

  RAS                                                  486                    6

  Rolo Banca 1473                                      193                    3

  Saipem                                               446                    3

  San Paolo IMI                                      1,283                   14

  Seat Pagine Gialle *                               7,022                    5

  Snam Rete Gas *                                    1,110                    3

  Telecom Italia (Ordinary shares)                   4,752                   38

  Telecom Italia (Savings shares)                    4,352                   23

  Telecom Italia Mobile                              6,791                   30

  UniCredito Italiano                                5,307                   25

  Total Italy (Cost $496)                                                   428


  JAPAN  20.1%

  Common Stocks  20.1%

  ACOM                                                 100                    8

  Advantest                                            100                    7

  Aiful                                                 50                    3

  Ajinomoto                                          2,000                   20

  All Nippon Airways *                               5,000                   14

  Asahi Glass                                        1,000                    7

  Asahi Kasei                                        2,000                    8

  Ashikaga Bank *                                    7,000                    8

  Bank of Yokohama                                   1,000                    3

  Benesse                                              200                    4

  Bridgestone                                        1,000                   14

  Canon                                              1,000                   38

  Central Japan
  Railway (miscellaneous footnote symbol)                2           $       11

  Chubu Electric Power                               1,200                   18

  Chugai Pharmaceutical
  (miscellaneous footnote symbol)                    2,000                   24

  Chugoku Electric Power                               600                    8

  Credit Saison                                        200                    5

  Dai Nippon Printing                                2,000                   25

  Daiei *                                           26,000                   19

  Dainippon Ink & Chemicals *                        9,000                   17

  Daito Trust Construction                             600                    9

  Daiwa Bank *                                       9,000                    6

  Daiwa Securities                                   2,000                   14

  Denso                                                800                   13

  East Japan Railway                                     5                   21

  FamilyMart                                           500                   11

  Fanuc                                                200                   11

  Fast
  Retailing (miscellaneous footnote symbol)            400                   11

  Fuji Electric                                      3,000                    7

  Fuji Heavy Industries                              1,000                    5

  Fujitsu                                            2,000                   16

  Hankyu                                             1,000                    3

  Hanshin Electric Railway                           1,000                    3

  Heiwa                                                700                   10

  Hitachi                                            9,000                   67

  Hitachi Chemical                                     200                    2

  Hokkaido Electric Power                              500                    6

  Hokuriku Bank *                                   15,000                   22

  Hokuriku Electric
  Power (miscellaneous footnote symbol)                                    5006

  Honda Motor                                        1,200                   54

  Hoya                                                 100                    7

  iShares MSCI Japan (USD)                          18,200                  154

  Ishikawajima Harima Heavy Industries *             6,000                   10

  Isuzu Motors
  *(miscellaneous footnote symbol)                  10,000                    7

  ITOCHU                                             1,000                    3

  Japan Airlines *                                   1,000                    3

  Japan Energy                                       7,000                   10

  Japan Telecom                                          1                    3

  Japan Tobacco                                          1                    6

  Joyo Bank                                          1,000          $        3

  Kajima                                             1,000                    2
  Kansai Electric Power                              1,600
                                                                             22
  Kao
                                                     1,000                   20
  Kawasaki Heavy Industries *                        6,000                    7

  Kawasaki Kisen Kaisha                              5,000                    6

  Kawasaki Steel *                                   6,000                    7

  KDDI                                                   4                   10

  Keio Electric Railway                              1,000                    4

  Kinki Nippon
  Railways *(miscellaneous footnote symbol)          6,000                   19

  Kirin Brewery                                      1,000                    8

  Kobe Steel *                                       4,000                    2

  Komatsu                                            1,000                    4

  Konami                                               100                    2

  Kubota                                             1,000                    3

  Kyocera                                              300                   20

  Kyushu Electric Power                                800                   11

  Lawson                                               300                    8


  Makita (miscellaneous footnote symbol)             5,000                   33

  Marubeni *                                        12,000                    8

  Matsushita Communication Industrial                  300                   11

  Matsushita Electric Industrial                     3,000                   40

  Mazda
  Motor (miscellaneous footnote symbol)              5,000                   15

  Millea Holdings *                                      2                   16

  Minolta *                                          2,000                    5

  Mitsubishi                                         2,000                   15

  Mitsubishi Chemical *                             13,000                   31

  Mitsubishi Electric *                              5,000                   23

  Mitsubishi Estate                                  1,000                    7

  Mitsubishi Heavy Industries                        5,000                   16


  Mitsubishi Materials *                             4,000                    8

  Mitsubishi Tokyo Financial                             5                   34

  Mitsui                                             2,000                   13

  Mitsui Chemical                                    1,000                    5

  Mitsui Engineering
  & Shipbuilding *                                  20,000                   25

  Mitsui Fudosan                                     1,000                    8

  Mitsui Marine & Fire Insurance                     2,000                   10

  Mitsui Mining & Smelting                           1,000           $        4

  Mitsui O.S.K. Lines                                2,000                    4

  Mitsumi Electric                                     200                    3

  Mizuho Holdings                                        7                   15

  Murata Manufacturing                                 400                   25

  Nagoya Railroad                                    1,000                    3

  NEC                                                3,000                   23

  Nikko Securities                                   3,000                   14

  Nintendo                                             200                   28

  Nippon Express                                     1,000                    4

  Nippon Mitsubishi Oil                              2,000                    9

  Nippon Steel                                      12,000                   18

  Nippon Telegraph & Telephone                           5                   20

  Nippon Unipac Holding                                  1                    6

  Nippon Yusen                                       1,000                    3

  Nipponkoa Insurance                                1,000                    4

  Nissan Motor                                       3,000                   23

  Nissin Food Products                                 400                    7

  Nitto Denko                                          400                   13

  NKK *                                              7,000                    6

  Nomura Securities                                  3,000                   42

  NTT Data                                               3                   13

  NTT
  DoCoMo (miscellaneous footnote symbol)                 7                   18

  NTT DoCoMo
  (Bonus shares) *(miscellaneous footnote symbol)                          2461

  Obayashi                                           1,000                    3

  Odakyu Electric Railway                            1,000                    4

  Oji Paper                                          1,000                    5

  Oki Electric Industry *                            1,000                    2

  Orix                                                 100                    8

  Osaka Gas                                          2,000                    4

  Promise                                              100                    5

  Ricoh                                              1,000                   19

  Rohm                                                 200                   30
  Sanrio                                               500                    4

  Sanyo Electric                                     2,000                    9

  Sega *                                               300                    7

  Sharp                                              1,000                   14

  Shikoku Electric Power                               400            $       5

  Shimano                                            1,500                   20

  Shimizu                                            1,000                    3

  Shin-Etsu Chemical                                   500                   21

  Shionogi & Co.                                     1,000                   15

  Shizuoka Bank                                      1,000                    6

  Shohkoh Fund                                          50                    6

  Showa Denko *                                      5,000                    8

  Softbank (miscellaneous footnote symbol)             400                    6

  Sony                                               1,400                   75

  Sumitomo                                           1,000                    6

  Sumitomo Chemicals                                 2,000                    8

  Sumitomo Electric Industries                       1,000                    7

  Sumitomo Heavy Industries *                        6,000                    5

  Sumitomo Metal Industries *                        6,000                    2

  Sumitomo Mitsui Banking                            4,000                   18

  Sumitomo Osaka Cement                              3,000                    5

  Sumitomo Trust & Banking                           1,000                    4

  Suzuki Motor                                       1,000                   12

  Taiheiyo Cement                                    5,000                   10

  Taisei                                             1,000                    2

  Takeda Chemical Industries                         1,000                   44

  Takefuji                                             180                   13

  TDK                                                  200                   11

  Teijin                                             1,000                    4

  Terumo                                               700                   10

  Tobu Railway *                                     1,000                    3

  Tohoku Electric Power                                800                   10

  Tokyo Electric Power                               2,400                   44

  Tokyo Electron                                       200                   14

  Tokyo Gas                                          3,000                    7

  Tokyu                                              2,000                    7

  Toppan Printing                                    1,000                   10

  Toray Industries                                   1,000                    3

  Toshiba *                                          5,000                   23

  Toyobo                                             5,000                    7

  Toyoda
  Gosei (miscellaneous footnote symbol)              1,100                   14

  Toyota Motor                                       4,400           $      120

  Ube Industries *                                   3,000                    4

  UFJ Holdings *                                         4                   10

  West Japan Railway                                     3                   12

  Yasuda Fire & Marine Insurance                     1,000                    6

  Yasuda Trust &
  Banking *(miscellaneous footnote symbol)          14,000                    6

  Total Japan (Cost $2,797)                                               2,348


  LUXEMBOURG  0.1%

  Common Stocks  0.1%

  Arcelor *                                            675                    9

  Societe Europeenne
  des Satellites *                                     130                    2

  Total Luxembourg (Cost $10)                                                11


  NETHERLANDS  5.7%

  Common Stocks  5.7%

  ABN AMRO                                           2,498                   50

  Aegon                                              1,729                   40

  Akzo Nobel                                           445                   19

  ASM Lithography *                                    753                   17

  DSM                                                   95                    4

  Elsevier                                           1,098                   15

  Equant *                                             171                    2

  European Aeronautic
  Defense & Space                                      496                    7

  Fortis                                             1,166                   27

  Heineken                                             395                   18

  ING Groep                                          3,229                   85

  Koninklijke Ahold                                  1,455                   36

  Koninklijke Numico                                   223                    6

  Philips Electronics                                1,985                   61

  Royal Dutch Petroleum                              3,402                  180

  Royal KPN                                          2,743                   12

  TNT Post                                             536                   12

  Unilever                                             911                   59

  VNU                                                  335                   10

  Wolters Kluwer                                       364                    7

  Total Netherlands (Cost $733)                                             667


  NEW ZEALAND  0.2%

  Common Stocks  0.2%

  Auckland International Airport                       168           $        0

  Briscoe Group                                        297                    0

  Carter Holt Harvey                                 2,176                    2

  Contact Energy                                       255                    1

  Fisher & Paykel Appliances *                          34                    0

  Fisher & Paykel Healthcare                           197                    1

  Independent Newspapers                               137                    0

  Infratil Limited                                     263                    0

  Kiwi Income Property Trust                           652                    0

  Natural Gas                                            6                    0

  Port Of Tauranga Limited                              47                    0

  Ports of Auckland                                     38                    0

  Sanford                                              434                    1

  Sky City                                             630                    2

  Sky Network Television *                             136                    0

  Telecom Corp. of New Zealand                       4,496                   10

  Tower                                                950                    2

  Tranz Rail Holdings *                              1,329                    2

  UnitedNetworks Limited                                43                    0

  Warehouse Group                                    1,391                    5

  Westpac Trust Investments                             74                    1

  Total New Zealand (Cost $25)                                               27


  NORWAY  0.6%

  Common Stocks  0.6%

  Bergesen (Class A)                                    27                    1

  Bergesen (Class B)                                    15                    0

  Bonheur                                                5                    0

  Den Norske Bank                                      702                    4

  EDB Business Partner *                               229                    1

  Elkem                                                 26                    1

  Fred Olsen Energy *                                   16                    0

  Gjensidige NOR Sparebank                              62                    2

  Hafslund                                              31                    0

  Kongsberg Gruppen *                                  436           $        6

  Kvaerner (Class A) *                                 185                    0

  Leif Hoegh                                            16                    0

  Merkantildata *                                    1,140                    1

  Nera                                                 846                    1

  Norsk Hydro                                          340                   17

  Norske Skogsindustrier
  (miscellaneous footnote symbol)                      248                    4

  Odfjell                                                5                    0

  Opticom *                                             31                    1

  Orkla (Class A)                                      293                    5

  Pan Fish ASA *                                        77                    0

  Petroleum Geo-Services *                             142                    1

  Rieber & Son                                          38                    0

  Schibsted                                            131                    1

  Smedvig (Series A)                                   156                    1

  Smedvig (Series B)                                   149                    1

  Statoil ASA *                                        848                    7

  Storebrand ASA *                                     284                    2

  Tanderg *                                            386                    5

  Tandberg Television *                                296                    1

  Telenor (miscellaneous footnote symbol)            1,202                    5

  Tomra Systems                                        190                    2
  Wilhelm Wilhelmsen                                    11                    0

  Total Norway (Cost $76)                                                    70


  PORTUGAL  0.4%

  Common Stocks and Rights  0.4%

  Banco Comercial Portugues                          2,787                   10

  Banco Espirito Santo                                 183                    2

  Banco Espirito
  Santo (New shares) *                                  45                    0

  BPI                                                  363                    1

  BPI, Rights                                          363                    0

  Brisa Auto Estradas de Portugal                      572                    3

  CIMPOR                                                51                    1

  Electricidade
  de Portugal                                        2,436                    5

  Jeronimo Martins *                                   189                    1

  Portuga l Telecom                                  2,419                   18

  PT Multimedia *                                      155           $        1

  PT Multimedia (New Shares) *                         170                    1

  Sonae *                                            3,708                    3

  Telecel *                                            222                    2

  Total Portugal (Cost $55)                                                  48


  SINGAPORE  0.9%

  Common Stocks  0.9%

  Brierley Investments *                            17,500                    4

  CapitaLand                                         1,000                    1

  City Developments                                  1,000                    3

  Creative Technology                                  350                    4

  DBS                                                2,000                   15

  Delgro                                             1,500                    2

  Elec & Eltek (USD)                                   400                    1

  iShares MSCI Singapore (USD)                         800                    4

  Jardine Strategic (USD)                              500                    2

  NatSteel                                           4,000                    3

  Neptune Orient Lines *                             4,000                    3

  Overseas Chinese Banking                           1,000                    7

  Pacific Century
  Regional Developments *                            7,000                    2

  Sembcorp Industries                                1,000                    1

  Sembcorp Logistics                                 4,000                    5

  Sembcorp Marine                                    1,000                    1

  Singapore Airlines                                 1,000
                                                                              8
  Singapo
  re Technologies Engineering                        2,000                    2

  Singapore Telecommunications                       7,000                    6

  Singapore Telecommunications CUFS

  (1 CDR represents 1 ordinary share)
  (AUD)                                              1,333                    1

  ST Assembly Test Services *                        3,000                    5

  United Industrial                                  1,000                    0

  United Overseas Bank                               1,520                   12

  Want Want Holdings (USD)                           4,000                    8

  Total Singapore (Cost $100)                                               100


  SPAIN  3.1%

  Common Stocks  3.1%

  Acciona                                               50           $         2

  Acerinox                                              93                    4

  ACS                                                   81                    2

  Alba                                                  83                    2

  Altadis                                              474                   10

  Amadeus Global
  Travel Distribution *                                424                    3

  Autopistas                                           497                    5

  Banco Bilbao
  Vizcaya Argentaria                                 5,244                   61

  Banco Popular Espanol                                295                   12

  Banco Santander
  Central Hispano                                    7,952                   74

  Bankinter                                            135                    4

  Endesa                                             1,680                   26

  FCC                                                  100                    3

  Gas Natural                                          176                    4

  Grupo Dragados                                        76                    1

  Iberdrola                                          1,273                   17

  NH Hoteles *                                         387                    5

  Repsol                                             1,867                   23

  Sogecable *                                          152                    3

  Telefonica                                         7,960                   85

  Terra Networks *                                     958                    6

  Union Electrica Fenosa                               239                    4

  Total Spain (Cost $384)                                                   356


  SWEDEN  2.1%

  Common Stocks  2.1%

  Assa Abloy                                           417                    5

  Atlas Copco (Class A)                                 93                    2

  Atlas Copco (Class B)                                 38                    1

  Electrolux
  (Class B) (miscellaneous footnote symbol)            448                    7

  Eniro (miscellaneous footnote symbol)                347                    3

  Europolitan *                                        257                    1

  Gambro (Class A)                                     335                    2

  Gambro (Class B)                                     194                    1

  Hennes & Mauritz
  (Class B) (miscellaneous footnote symbol)            766           $       15

  Holmen                                                96                    2

  Industrivarden (Class A)                             223                    3

  Industrivarden (Class C)                              25                    0

  Investor (Class A)                                   510                    5

  Investor (Class B)                                   850                    9

  iShares MSCI Sweden (USD)                          1,100                   13

  Kinnevik (Series B)                                   88                    1

  LM Ericsson (Class B) *                           13,265                   33

  Modern Times *                                       129                    2

  Netcom Systems                                       160                    3

  Nobel Biocare                                         99                    6

  Nordea                                             4,405                   25

  Sandvik                                              279                    6

  SAS (DKK) *                                           14                    0

  Scania (Series A) *                                   26                    1

  Scania (Series B) *                                   35                    1

  SEB                                                1,015                   10

  Securitas
  (Class B) (miscellaneous footnote symbol)            424                    8

  Skandia Forsakrings                                1,408                    7

  Skanska (miscellaneous footnote symbol)              346                    3

  SKF (Class A)                                         27                    1

  SKF
  (Class B) (miscellaneous footnote symbol)             36                    1

  SSAB Svenskt Stal (Class A)                          146                    2

  SSAB Svenskt Stal (Class B)                          138                    1

  Svenska
  Cellulosa (miscellaneous footnote symbol)            296                   10

  Svenska Handelsbanken (Class A)                    1,049                   16

  Swedbank (Series A)                                  684                    9

  Swedish
  Match (miscellaneous footnote symbol)              2,172                   17

  Telia (miscellaneous footnote symbol)              1,526                    5

  Volvo (Class A)                                      202                    4

  Volvo (Class B)                                      469                    9

  Total Sweden (Cost $320)                                                  250


  SWITZERLAND  7.4%

  Common Stocks  7.4%

  ABB *                                              1,500           $       13

  Adecco                                               188                   12

  Baloise                                               94                    8

  Ciba Specialty Chemicals                              92                    7

  Clariant                                             213                    5

  Compagnie Financiere Richemont                       803                   18

  Credit Suisse Group *                              1,941                   69

  Givaudan                                              12                    5

  Holcim                                                31                    7

  iShares MSCI
  Switzerland (USD)                                  2,600                   35

  Lonza Group                                           60                    4

  Nestle                                               638                  151

  Novartis                                           4,674                  196

  Pargesa                                                1                    2

  Roche (Bearer shares)                                172                   18

  Roche (Participation certificates)                 1,139                   86

  Swatch (Bearer shares) *                              50                    5

  Swatch (Registered shares) *                         276                    6


  Swiss Life                                            16                    5

  Swiss Re                                             512                   52

  Swisscom                                              45                   13

  Syngenta                                             149                    9

  UBS *                                              2,075                  100

  Unaxis                                                46                    5

  Zurich Financial Services                            135                   31

  Total Switzerland (Cost $889)                                             862


  UNITED KINGDOM  26.5%

  Common Stocks  26.5%

  3i Group                                             757                    8

  Abbey National                                     2,077                   33

  Aegis                                              1,182                    2


  Alliance & Leicester                                 532                    7

  Alliance Trust                                       109                    5

  Allied Domecq                                      1,416           $        9

  Amvescap                                             744                    8

  Anglo American                                     2,390                   38

  Arm *                                              2,383                    8

  Associated British Foods                             619                    5

  AstraZeneca                                        2,999                  140

  AWG *                                                524                    4

  Barclays                                          10,738                   94

  Bass                                               1,281                   14

  BBA                                                  247                    1

  BG Group                                           4,508                   20

  Billiton                                           3,386                   18

  BOC                                                  436                    7

  Boots                                              1,424                   15

  BP                                                37,646                  321
  BPB                                                  752                    4

  Brambles Industries                                  947                    5

  British Aerospace                                  2,099                   11

  British Airport Authorities                        1,546                   15

  British Airways                                      822                    3

  British America Tobacco                            2,646                   27

  British Energy                                     1,244                    3

  British Land                                         740                    6

  British Sky Broadcast *                            1,525                   17

  BT *                                              12,442                   47

  BTR Siebe                                          4,193                    7

  Bunzl                                                887                    7

  Cable & Wireless                                   3,332                    9

  Cadbury Schweppes                                  3,076                   23

  Capita                                               544                    3

  Carlton Communications                               654                    2

  Centrica                                           5,627                   17

  CGNU                                               3,749                   39

  Chubb                                              1,081                    3

  CMG                                                  996                    3

  Colt Telecom *                                     1,341                    1

  Compass                                            4,481                   28


  Cookson                                            1,554           $        2

  Corus *                                            4,633                    5

  Daily Mail & General Trust                           367                    4

  Diageo                                             5,959                   79

  Dimension Data *                                   3,854                    3

  Dixons                                             2,258                    7
  Edinburgh Investment Trust                           650                    4

  Electrocomponents                                    836                    5

  EMAP                                                 224                    3

  EMI                                                1,162                    5

  Energis *                                         34,478                    1

  Enterprise Oil                                       761                    8

  Exel                                               1,128                   14

  FKI                                                  935                    2

  Foreign and Colonial
  Investment Trust                                   1,704                    6

  Gallaher                                             787                    7

  GKN                                                1,411                    7

  GlaxoSmithKline                                    9,972                  241

  Granada                                            3,636                    7

  Great University Stores                            2,352                   21

  Hammerson                                            331                    3

  Hanson                                             1,170                    8

  Hays                                               1,775                    4

  HBOS                                               6,059                   73

  Hilton                                             2,701                   10

  HSBC Holdings                                     15,801                  186

  Imperial Chemical                                  1,111                    5

  Imperial Tobacco Group                               687                   10

  Imperial Tobacco
  Group (New Shares) *                                 447                    6

  Innogy                                             1,614                    6

  International Power *                              1,552                    5

  iShares MSCI
  United Kingdom (USD)                               8,000                  118

  J. Sainsbury                                       1,783                   10

  Johnson Matthey                                      182                    3

  Kingfisher                                         1,987                   11

  Land Securities                                      768                   11

  Lattice                                            5,402                   15

  Legal and General                                  6,789           $       16

  Lloyds TSB                                         9,390                  108

  Logica                                               757                    3

  Lonmin                                               172                    3

  Marconi                                            8,484                    1

  Marks & Spencer Group                              3,736                   22

  Matalan                                              662                    3

  Misys                                              1,241                    5

  mm02 *                                            16,580                   10

  National Grid Group                                2,692                   19

  Next                                                 772                   12

  Northern Rock                                        463                    5

  Nycomed Amersham                                   1,067                   10

  Old Mutual                                         4,654                    7

  P&O Princess Cruises                                 972                    7

  Pearson                                            1,115                   13

  Peninsular and Oriental Steam Navigation           1,237                    5

  Powergen                                             825                    9

  Premier Farnell                                    2,073                   10

  Provident Financial                                  238                    2

  Prudential                                         3,181                   34

  Railtrack                                          1,222                    4

  Rank                                               1,394                    6

  Reckitt Benckiser                                  1,825                   32

  Reed                                               1,799                   18

  Rentokil Initial                                   2,437                   10

  Reuters                                            2,174                   15

  Rexam                                              1,133                    8

  Rio Tinto                                          1,724                   32

  RMC                                                  590                    6

  Rolls Royce                                        1,542                    4

  Royal & Sun Alliance                               1,879                    8

  Royal Bank of Scotland                             4,616                  132

  Safeway                                            1,436                    6

  Sage                                               2,501                    7

  Schroders                                            202                    2

  Scottish & Newcastle                                 896                    8

  Scottish & Southern Energy                         1,305           $       13

  Scottish Investment Trust                            188                    1

  Scottish Mortgage & Trust                            339                    2

  Scottish Power                                     2,502                   14

  Severn Trent                                         676                    8

  Shell Transport & Trading                         15,941                  113

  Shire Pharmaceuticals *                              678                    5

  Slough Estates                                       630                    4

  Smith & Nephew                                     1,522                    9

  Smiths                                               738                    9

  South African Breweries                            1,125                    9

  Spirent                                            2,990                    4

  Standard Chartered                                 1,436                   18

  Tate & Lyle                                          941                    5

  Telewest Communications *                          9,603                    2

  Tesco                                             11,231                   43

  TI Automotive *                                      270                    0

  Tomkins                                            1,059                    4

  Unilever                                           4,429                   41

  United Business Media                                469                    4

  United Utilities                                   1,107                   11

  Vodafone                                         103,100                  166

  Vodafone ADR (USD) *                                 700                   11

  WH Smith                                             265                    2

  Whitbread                                            722                    7

  Witan Investment Trust                               819                    5

  Wolseley                                             722                    8

  WPP Group                                          1,666                   18
  Total United Kingdom
  (Cost $3,334)                                                           3,090


  SHORT-TERM INVESTMENTS  3.6%

   Money Market Funds  3.6%

  T. Rowe Price Reserve
  Investment Fund, 2.07% #                         420,050                  420

  Total Short-Term
  Investments (Cost $420)                              420

  Total Investments in Securities
  103.1% of Net Assets (Cost $13,294)                                $   12,018

  Other Assets Less Liabilities                                            (364)

  NET ASSETS                                                         $   11,654
                                                                     ----------
--------------------------------------------------------------------------------

                              #        Seven-day yield
                              *        Non-income producing
(miscellaneous footnote symbol)        All or a portion of this security is on
                                       loan at April 30, 2002 - See Note 2
                            ADR         American Depository Receipts
                            AUD         Australian dollar
                            DKK         Danish krone
                            GBP          British pound
                            USD         United States dollar

The accompanying notes are an integral part of these financial statements.


T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Unaudited                                                        April 30, 2002


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

  Assets

  Investments in securities,
  at value (cost $13,294)                                  $   12,018

  Other assets                                                    769

  Total assets                                                 12,787

  Total liabilities                                             1,133

  NET ASSETS                                               $   11,654
                                                           ----------

  Net Assets Consist of:
  Undistributed net
  investment income (loss)                                 $       55

  Undistributed net
  realized gain (loss)                                           (171)

  Net unrealized gain (loss)                                   (1,274)

  Paid-in-capital applicable
  to 1,437,465 shares of
  $0.01 par value capital
  stock outstanding;
  1,000,000,000 shares
  authorized                                                   13,044

  NET ASSETS                                               $   11,654
                                                           ----------

  NET ASSET VALUE PER SHARE                                $     8.11
                                                           ----------
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                             6 Months
                                                                Ended
                                                              4/30/02

  Investment Income (Loss)
  Income
  Dividend (net of foreign taxes of $11)                   $       82

     Interest                                                       1

     Total income                                                  83

  Expenses
     Investment management
     and administrative                                            23

  Net investment income (loss)                                     60

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)
     Securities                                                   (40)
     Foreign currency transactions                                 (2)

     Net realized gain (loss)                                     (42)

  Change in net unrealized gain (loss)
     Securities                                                   439

     Other assets and liabilities
     denominated in foreign currencies                              2

     Change in net unrealized gain (loss)                         441

     Net realized and unrealized gain (loss)                      399

     INCREASE (DECREASE) IN NET
     ASSETS FROM OPERATIONS                                $      459
                                                           ----------
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


T. Rowe Price International Equity Index Fund
Unaudited

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

--------------------------------------------------------------------------------
                                                  6 Months             11/30/00
                                                     Ended              Through
                                                   4/30/02             10/31/01
--------------------------------------------------------------------------------

  Increase (Decrease) in Net Assets
  Operations

     Net investment
     income (loss)                              $       60           $       94

     Net realized gain (loss)                          (42)                (163)

     Change in net unrealized
     gain (loss)                                       441               (1,715)

     Increase (decrease) in net
     assets from operations                            459               (1,784)

  Distributions to shareholders

     Net investment income                             (71)                --

  Capital share transactions *

     Shares sold                                     4,882                9,779

     Distributions reinvested                           39                 --

     Shares redeemed                                (1,159)                (593)
     Redemption fees received                            2                 --

     Increase (decrease) in net
     assets from capital
     share transactions                              3,764                9,186


  Net Assets
  Increase (decrease)
  during period                                      4,152                7,402

  Beginning of period                                7,502                  100

  End of period                                 $   11,654           $    7,502

  *Share information

     Shares sold                                       616                1,022

     Distributions reinvested                            5                 --

     Shares redeemed                                  (148)                 (68)
     Increase (decrease) in
     shares outstanding                                473                  954
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------
Unaudited                                                        April 30, 2002

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price International Equity Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on November 30, 2000. The fund seeks to provide long-term capital growth.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Equity securities are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Redemption Fees The fund assesses a 1.0% fee on redemptions of fund shares held less than 6 months. Such fees are retained by the fund and have the primary effect of increasing paid-in capital.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information. Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At April 30, 2002, the value of loaned securities was $292,000; aggregate collateral consisted of $292,000 in the securities lending collateral pool and U.S. government securities valued at $15,000. Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $5,641,000 and $1,907,000, respectively, for the six months ended April 30, 2002.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Income and capital gain distributions determined in accordance with federal income tax regulations differ from net investment income and realized gains recognized for financial reporting purposes and, accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements. The fund intends to retain realized gains that may be offset by available capital loss carryforwards for tax purposes. As of October 31, 2001, the fund's most recent tax year-end, the fund had $128,000 of capital loss carryforwards available to offset future realized gains, all of which expire in 2009. At April 30, 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $13,294,000. Net unrealized loss aggregated $1,276,000 at period-end, of which $607,000 related to appreciated investments and $1,883,000 related to depreciated investments.

Note 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee, of which $6,000 was payable at April 30, 2002. The fee, computed daily and paid monthly, is equal to 0.50% of the fund's average daily net assets. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended April 30, 2002, totaled $1,000 and are reflected as interest income in the accompanying Statement of Operations.




T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc.; "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202.
Independent Directors

* Each independent director oversees 98 T. Rowe Price portfolios and serves until the election of a successor.

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and
Other Directorships of Public Companies

--------------------------------------------------------------------------------
Calvin W. Burnett, Ph.D.
(3/16/32)
2001

President, Coppin State College; Director, Provident Bank of Maryland
--------------------------------------------------------------------------------

Anthony W. Deering
(1/28/45)
2000

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers
--------------------------------------------------------------------------------

Donald W. Dick, Jr.
(1/27/43)
2000

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
--------------------------------------------------------------------------------

David K. Fagin
(4/9/38)
2001

Director, Dayton Mining Corp. (6/98 to present), Golden Star Resources Ltd., and Canyon Resources Corp. (5/00 to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------

F. Pierce Linaweaver
(8/22/34)
2001

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------

Hanne M. Merriman
(11/16/41)
2001

Retail Business Consultant; Director, Ann Taylor Stores Corp., Ameren Corp., Finlay Enterprises, Inc., The Rouse Company, and US Airways Group, Inc.
--------------------------------------------------------------------------------

John G. Schreiber
(10/21/46)
2001

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------

Hubert D. Vos
(8/2/33)
2001

Owner/President, Stonington Capital Corp., a private investment company
--------------------------------------------------------------------------------

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

Independent Directors (continued)


* Each independent director oversees 98 T. Rowe Price portfolios and serves until the election of a successor. Inside Directors

** Each inside director serves until the election of a successor. Name (Date of Birth) Year Elected*

Principal Occupation(s) During Past 5 Years and
Other Directorships of Public Companies

--------------------------------------------------------------------------------

Paul M. Wythes
(6/23/33)
2000

Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.
--------------------------------------------------------------------------------

Name
(Date of Birth)
Year Elected**
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies
--------------------------------------------------------------------------------

James S. Riepe
(6/25/43)
2002 [98]

Director and Managing Director, T. Rowe Price; Vice Chairman of the Board, Director, and Managing Director, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited; Vice President, International Index Fund
--------------------------------------------------------------------------------

M. David Testa
(4/22/44)
2000 [98]

Chief Investment Officer, Director, and Managing Director, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Managing Director, T. Rowe Price Group, Inc.; Director and Chairman of the Board,
T. Rowe Price Global Asset Management Limited; Vice President and Director,
T. Rowe Price Trust Company; Director, T. Rowe Price Global Investment Services Limited and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Martin G. Wade
(2/16/43)
2000 [15]

Managing Director, T. Rowe Price; Director and Managing Director,
T. Rowe Price Group, Inc.; Chairman of the Board and Director,
T. Rowe Price Global Investment Services Limited and T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited
--------------------------------------------------------------------------------

T. Rowe Price International Equity Index Fund
--------------------------------------------------------------------------------

Officers

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)
--------------------------------------------------------------------------------

Jeanne M. Aldave (11/19/71)
Vice President, International Index Fund

Employee, T. Rowe Price
--------------------------------------------------------------------------------

Mark C.J. Bickford-Smith (4/30/62)
Vice President, International Index Fund

Vice President, T. Rowe Price Group, Inc. and
T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Joseph A. Carrier (12/30/60)
Treasurer, International Index Fund

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Stephanie C. Clancy (12/19/64)
Vice President, International Index Fund

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Wendy R. Diffenbaugh (10/2/53)
Assistant Vice President, International Index Fund

Assistant Vice President, T. Rowe Price
--------------------------------------------------------------------------------

Henry H. Hopkins (12/23/42)
Vice President, International Index Fund

Managing Director, T. Rowe Price; Director and Managing Director, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price International, Inc. and T. Rowe Price Retirement Plan Services, Inc.; Vice President and Director, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
--------------------------------------------------------------------------------

J. Jeffrey Lang (1/10/62)
Vice President, International Index Fund

Vice President, T. Rowe Price and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Patricia B. Lippert (1/12/53)
Secretary, International Index Fund

Assistant Vice President, T. Rowe Price and
T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

David S. Middleton (1/18/56)
Controller, International Index Fund

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Raymond A. Mills, Ph.D., CFA (12/3/60)
President, International Index Fund

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; formerly Principal Systems Engineer, TASC, Inc. (to 1997)
--------------------------------------------------------------------------------

M. Christine Munoz (12/2/62)
Vice President, International Index Fund

Vice President, T. Rowe Price
--------------------------------------------------------------------------------

James B.M. Seddon (6/17/64)
Vice President, International Index Fund

Vice President, T. Rowe Price Group, Inc. and
T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Richard T. Whitney (5/7/58)
Executive Vice President, International
Index Fund

Managing Director, T. Rowe Price and T. Rowe Price Group, Inc.; Vice President,
T. Rowe Price International, Inc. and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

Investment Services and Information

KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

     In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

ACCOUNT SERVICES

     Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

Automatic Investing. From your bank account or paycheck.

     Automatic Withdrawal. Scheduled, automatic redemptions.

     IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

BROKERAGE SERVICES *

     Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

Shareholder Reports. Manager reviews of their strategies and results.

     T. Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets.

     Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. Rowe Price Planning Tools and Services

T. Rowe Price Retirement Services

     T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

     PLANNING TOOLS AND SERVICES

     T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

     IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

     Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

     INVESTMENT VEHICLES

     Individual Retirement Accounts (IRAs)
     No-Load Variable Annuities
     Small Business Retirement Plans


T. Rowe Price Web Services
--------------------------------------------------------------------------------

www.troweprice.com

     ACCOUNT INFORMATION

     Account Access allows you to access, in a secure environment, all of your
     T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

     AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure
     T. Rowe Price Account Access site.

     FINANCIAL TOOLS AND CALCULATORS

     College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

     Morningstar(registered trademark) Portfolio Trackersm. See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

     Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

     Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     INVESTMENT TRACKING AND INFORMATION

     My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

     Morningstar(registered trademark) Portfolio Watchlistsm. Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

     Morningstar(registered trademark) Portfolio X-Raysm. This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.

T. Rowe Price College Planning
--------------------------------------------------------------------------------

College Planning

     With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com. T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

     We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents. Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

     College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

     College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.


T. Rowe Price Advisory Services
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Advisory Services

     If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

     The T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

     Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

     T. Rowe Price Investment Checkup(registered trademark) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Morningstar(registered trademark) Clear Futuresm Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond


MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money


INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price
Invest With Confidence(registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202
         F135-051  4/30/02